Income Taxes (Gross Unrecognized Tax Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of January 1	$ 737	$ 0
Additions based on current year tax positions	0	0
Additions for prior years' tax positions	574	737
Reductions for prior years' tax positions	0	0
Settlements with taxing authorities	0	0
Lapse of statute of limitations	0	0
Balance as of December 31	$ 1,311	$ 737